Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets

11. Goodwill and other intangible assets

Capitalized software development cost and other intangible assets as of December 31, 2010 and 2011 consist of the following:

	At December 31, 2010						At December 31, 2011
	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	(Won)	21,446	(Won)	(7,746)	(Won)	13,700	(Won)	26,707	(Won)	(7,771)	(Won)	—	(Won)	18,936
Acquired intangible assets
Product technology		18,382		(6,921)		11,461		18,382		(9,292)		(2,384)		6,706
IPR&D technology		8,503		—		8,503		8,503		—		—		8,503
Trademarks		450		(281)		169		503		(323)		—		180
Others		176		(169)		7		1,522		(362)		(799)		361

Total	(Won)	48,957	(Won)	(15,117)	(Won)	33,840	(Won)	55,617	(Won)	(17,748)	(Won)	(3,183)	(Won)	34,686

The company capitalized (Won)4,243 million and (Won)5,261 amount of R&D costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed in 2010 and 2011.

All of the Company’s intangible assets other than goodwill and IPR&D are subject to amortization. No significant residual value is estimated for the intangible assets. Aggregate amortization expense for intangible assets for the years ended December 31, 2009, 2010 and 2011 was (Won)2,703 million, (Won)2,099 million and (Won)2,631 million, respectively.

The Company recognized an impairment loss of (Won)2,384 million and (Won)799 million for product technology (“Dragonica”), and other intangible assets (“Eternal destiny”) in 2011, respectively. The gross carrying amounts of Dragonica and Eternal destiny were (Won)11,856 million and (Won)846 million, respectively.

As of December 31, 2011, the carrying values of Dragonica and Eternal destiny are (Won)6,706 million and (Won)0 million, respectively.

Despite the Company’s various efforts, a significant decrease in revenue of Dragonica was noted in fourth quarter of 2011, which was a trigger event for the impairment analysis of Dragonica. In addition, the Company commercially launched Eternal Destiny in August 2011. However, the game did not gain popularity in market and the Company ceased offering commercial service in November 2011, which was a trigger event for the impairment of Eternal Destiny.

As the carrying amount of Dragonica and Eternal destiny exceeds the sum of their respective estimated undiscounted future cash flows from the use, Dragonica and Eternal destiny were considered impaired. And the Company recognized an impairment loss of (Won)2,384 million and (Won)799 million, respectively, since the carrying amount before the recognition of impairment loss exceeds their fair values.

Changes in goodwill balances for the years ended December 31, 2010 and 2011 are as follows:

	2010		2011
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	(Won)	1,451	(Won)	8,232
Accumulated impairment losses		(241)		(241)

		1,210		7,991

Impairment losses		—		(514)
Acquisition in the business combination		6,781		—
Balance at end of the year
Goodwill		8,232		8,232
Accumulated impairment losses		(241)		(755)

	(Won)	7,991	(Won)	7,477

As described in Note 2, the Company performed annual impairment test for goodwill at each reporting unit, NeoCyon, Inc. and Gravity Games Corp. using data as of December 31, 2011. Prior to performing the two-step impairment test for goodwill, the Company performed a qualitative assessment for the reporting unit of NeoCyon and Gravity Games and concluded not to perform the two-step impairment test for NeoCyon as it is more likely than not that a reporting unit of NeoCyon’s fair value is greater than its carrying amount. In performing the impairment analysis for goodwill and IPR&D technology (“East Road”), which have indefinite useful lives, the Company used income approach to determine the fair value of the reporting unit and IPR&D technology. The fair value was determined based on the present value of estimated future cash flows, discounted at a risk-adjusted rate. The Company used internal forecasts to estimate future cash flows and included an estimate of long-term future growth rates based on most recent views of the long-term outlook for each business. The Company derived the discount rates by applying the capital asset pricing model.

As of December 31, 2011, the fair value of East Road is estimated to exceed its carrying amount, therefore the impairment test does not result in any impairment charge for East Road. However, in performing the annual impairment test for goodwill for Gravity Games Corp., the fair value of the business reporting unit for Gravity Games Corp. was determined to be lower than the book value of the business reporting unit for Gravity Games Corp. Therefore, in 2011, the Company recorded impairment loss of (Won)514 million in the reporting unit of Gravity Games Corp., which is primarily a result of a decline in projected future revenues as compared to the projections of revenue used for the initial recognition of the goodwill at the acquisition date in 2010.

During the fiscal year ended December 31, 2009, the Company recorded impairment losses of (Won)241 million in reporting units in the Russian business due to the overall decline in the fair value of the reporting units and uncertainty in the future. The impairment losses of (Won)241 million represented the entire outstanding balance of goodwill in the reporting unit before the impairment losses.

Expected amortization expense related to current net carrying amount of intangible assets is as follows:

	(In millions of Korean Won)
2012	(Won)	5,142
2013		5,803
2014		5,631
2015		5,218
2016 and thereafter		4,389

	(Won)	26,183

IPR&D asset will be amortized once the project is completed and the asset is placed in service. However, it was excluded from the expected amortization schedule due to uncertainty as to when it will be placed in service.